                          DOMINI SOCIAL INVESTMENTS LLC
                             536 BROADWAY, 7TH FLOOR
                             NEW YORK, NY 10012-3915

September 20, 2005

VIA EDGAR
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Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Domini Social Investment Trust
     File Nos. 33-29180 and 811-5823
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Ladies and Gentlemen:

On behalf of Domini Social Investment Trust, a Massachusetts business trust (the
"Trust"), we enclose for filing Post-Effective Amendment No. 29 to the Trust's
Registration Statement on Form N-1A under the Securities Act of 1933 and
Amendment No. 31 to the Trust's Registration Statement under the Investment
Company Act of 1940, with exhibits (the "Amendment"). The Amendment relates to
Domini Social Equity Fund, Domini Social Bond Fund and Domini European Social
Equity Fund (collectively, the "Funds"), each a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on November 30, 2005. The Amendment is being filed to: (i) update disclosure regarding the funds' market timing and redemption fee policies; (ii) incorporate disclosure regarding the newly launched Domini European Social Equity Fund; (iii) conform disclosure regarding socially responsible investing; and (iv) update other information relating to the Funds.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy
Mutual Fund Counsel